SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 01, 2023 shares	Jul. 22, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized | $			$ 23,370
Weighted-average remaining period of compensation costs not yet recognized			10 months 24 days
Fair value of options granted (in USD per share) | $ / shares			$ 1.89	$ 9.76	$ 2.75
2021 Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase in option pool (in shares)	17,669,570
2021 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)			23,142,623
Number of shares available for future grant (in shares)			20,593,770
ESPP | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)			4,628,524
Percentage of shares issued and outstanding, approved for issuance			0.02
Ordinary shares | 2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares canceled (in shares)		2,128,978
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Award expiration period			10 years
Share-based Payment Arrangement, Option | 2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under plan (in shares)				0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs not yet recognized | $			$ 5,864
Weighted-average remaining period of compensation costs not yet recognized			1 year 6 months 29 days
Weighted average grant date fair value of units (in USD per share) | $ / shares			$ 2.29	$ 4.35